Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Dec. 31, 2007	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies (Textual)
Percentage of estimated useful lives of assets residual value			5.00%
Percentage of discontinue allocations of general reserve on registered capital			50.00%
Income tax rate reduced	15.00%
Chinese value added tax rate			17.00%
Rental revenue tax paid			5.00%
Tax paid in kind of wireless system solution			5.00%
Financial instruments			$ 1,239,336	$ 2,743,399
Tax rate percentage	25.00%	33.00%	0.00%
Net income (loss) for the year			$ (160,000)	1,027,000	$ (1,000)
Director salary, professional fee and other general expenses			$ 392,690
Chinese business value added tax rate			6.00%
Statutory surplus reserve, variations description			The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital.
Preferential tax rate					15.00%
Economic reform policies			20 years
Xi'an Techteam Investment Holdings (Group) Co., Ltd [Member]
Summary of Significant Accounting Policies (Textual)
Financial instruments			$ 600,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Accrued value added tax payable			10.00%
Tax paid in kind of surtax			10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Accrued value added tax payable			13.00%
Tax paid in kind of surtax			13.00%
PRC [Member]
Summary of Significant Accounting Policies (Textual)
Financial instruments			$ 490,819	1,652,507
Singapore [Member]
Summary of Significant Accounting Policies (Textual)
Financial instruments			$ 748,517	$ 1,090,892